Shareholder Fees - FidelityEnhancedETFs-ComboPro	Oct. 30, 2024 USD ($)
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF
Shareholder Fees:
(fees paid directly from your investment)	none